AMENDED AND RESTATED BYLAWS
OF
PUTNAM MASTER INTERMEDIATE INCOME TRUST AND
PUTNAM PREMIER INCOME TRUST

(Dated as of February 23, 2023)


ARTICLE 1
Agreement and Declaration of Trust and Principal Office

      1.1 Agreement and Declaration of Trust. These Bylaws shall be subject to the Agreement and Declaration of Trust, as from time to time in effect (the Declaration of Trust), of the Massachusetts business trust established by the Declaration of Trust (the Trust). Capitalized terms used but not defined in these Bylaws have the meanings given to them in the Declaration of Trust.

      1.2 Principal Office of the Trust. The principal office of the Trust shall be located in Boston, Massachusetts. The Trust may have other principal offices within or without the Commonwealth of Massachusetts as the Trustees may from time to time determine.

ARTICLE 2
Meetings of Trustees

      2.1 Regular Meetings. Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine, provided that notice of the first regular meeting following any such determination shall be given to absent Trustees.

      2.2 Special Meetings. Special meetings of the Trustees may be held at any time and at any place designated in the call of the meeting when called by the Chair of the Trustees, the President, the Executive Vice President or the Treasurer or by two or more Trustees, sufficient notice thereof being given to each Trustee by the Clerk or an Assistant Clerk or by the officer or the Trustees calling the meeting.

      2.3 Notice of Special Meetings. It shall be sufficient notice to a Trustee of a special meeting (a) to send notice (i) by mail at least fortyeight hours before the meeting, (ii) by courier at least fortyeight hours before the meeting, (iii) by electronic mail (email), facsimile or other electronic means at least twentyfour hours before the meeting, in each case, addressed to the Trustee at his or her usual or last known business or residence address (or email address, facsimile number or other appropriate address) or (b) to give notice to him or her in person or by telephone at least twentyfour hours before the meeting. Notice of a special meeting need not be given to any Trustee if a written waiver of notice, executed by him or her before or after the meeting, is filed with the records of the meeting, or to any Trustee who attends the meeting without protesting before or at its commencement the lack of notice to him or her. Any written waiver of notice may be provided and delivered to the Trust by mail, courier, email, facsimile or other electronic means. Neither notice of a meeting nor a waiver of a notice need specify the purposes of the meeting. All notices shall be deemed to be given when sent.

      2.4 Quorum. At any meeting of the Trustees a majority of the Trustees then in office shall constitute a quorum. Once a quorum has been validly established for a meeting, it cannot be broken by Trustees withdrawing from the meeting. Any meeting may be adjourned from time to time by a majority of the votes cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned without further notice.

      2.5 Telephone Meeting Action Without a Meeting. Except as otherwise provided in the Declaration of Trust and these Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at the meeting of the Trustees (a quorum being present), including any meeting held by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can hear each other at the same time and participation by such means shall constitute presence in person at a meeting. Any action to be taken by the Trustees may also be taken without a meeting if one or more written consents thereto are signed by a majority of the Trustees. Any written consent may be given by mail, courier, email, facsimile or other electronic means. Copies of such written consents shall be filed with the minutes of the proceedings of the Trustees. Such consents shall be treated for all purposes as a vote taken at a meeting of the Trustees. If in accordance with the provisions of the Declaration of Trust and these Bylaws any action is taken by the Trustees by written consents of less than all of the Trustees, then prompt notice of any such action shall be furnished to each Trustee who did not execute such written consent, provided that the effectiveness of such action shall not be impaired by any delay or failure to furnish such notice.

ARTICLE 3
Officers

      3.1 Enumeration Qualification. The officers of the Trust shall be a President, a Treasurer, a Clerk and such other officers (including Vice President, which shall include the office of Executive Vice President), if any, as the Trustees from time to time may in their discretion elect. The Trust may also have such agents as the Trustees from time to time may in their discretion appoint. In addition, there shall be a Chair of the Trustees and, at the discretion of the Trustees, there may be a Vice Chair of the Trustees. The Chair of the Trustees and any Vice Chair of the Trustees will be considered officers of the Trustees and not of the Trust. The Chair of the Trustees and any Vice Chair of the Trustees shall be Trustees and may but need not be Shareholders and any other officer may but need not be a Trustee or a Shareholder. Any two or more offices may be held by the same person.

      3.2 Election. The Chair of the Trustees, the President, the Treasurer and the Clerk shall be elected by the Trustees upon the occurrence of any vacancy in any such office. Other officers of the Trustees or of the Trust, if any, may be elected or appointed by the Trustees at any time. Vacancies in any such other office may be filled at any time.

      3.3 Tenure. The Chair of the Trustees, the President, the Treasurer and the Clerk shall hold office in each case until he or she dies, resigns, is removed or becomes disqualified. Each other officer of the Trustees or of the Trust shall hold office, and each agent shall retain authority, at the pleasure of the Trustees. Notwithstanding the foregoing, the tenure of any officer of the Trust who is an employee or officer of the Trusts investment adviser or its affiliates shall automatically terminate contemporaneously with the termination of such persons employment with, or service as officer of, the Trusts investment adviser and all of its affiliates.

      3.4 Powers. Subject to the other provisions of these Bylaws, each officer shall have, in addition to the duties and powers set forth in these Bylaws and in the Declaration of Trust, such duties and powers as are commonly incident to the office occupied by him or her as if the Trust were organized as a Massachusetts business corporation and such other duties and powers as the Trustees may from time to time designate.

      3.5 Chair Vice Chair. Unless the Trustees otherwise provide, the Chair of the Trustees shall preside at all meetings of the Trustees. Each of the Chair of the Trustees and any Vice Chair of the Trustees shall have such other duties and powers relating to the operations of the Trustees as the Trustees may from time to time designate, but shall have no individual authority to act for the Trust as an officer of the Trust. The Trustees, including a majority of the Trustees who are not interested persons of the Trust, as that term is defined in the 1940 Act, may appoint one or more persons to perform the duties of the Chair of the Trustees in the event of his or her absence at any meeting or in the event of his or her disability. The Chair of the Trustees shall also have the power to appoint one or more persons to perform the duties of the Chair of the Trustees in the event of his or her absence at any meeting.

      3.6 President. Unless the Trustees otherwise provide by vote or otherwise, the President shall be the principal executive officer of the Trust.

      3.7 Treasurer. Unless the Trustees otherwise provide by vote or otherwise, the Treasurer shall be the principal financial and accounting officer of the Trust, and shall, subject to the provisions of the Declaration of Trust and to any arrangement made by the Trustees with a custodian, investment adviser, subadviser or manager, or transfer, Shareholder servicing or similar agent, be in charge of the valuable papers, books of account and accounting records of the Trust, and shall have such other duties and powers as may be designated from time to time by the Trustees or by the principal executive officer of the Trust.

      3.8 Clerk. The Clerk shall record all proceedings of the Shareholders and the Trustees in books to be kept therefor, which books or a copy thereof shall be kept at the principal office of the Trust. In the absence of the Clerk from any meeting of the Shareholders or Trustees (or a Committee thereof), an Assistant Clerk, or if there be none or if he or she is absent, a temporary Clerk chosen at such meeting by the chair of such meeting, shall record the proceedings thereof in the aforesaid books.

      3.9 Resignations and Removals. Any Trustee or officer may resign at any time by written instrument signed by him or her and delivered to the Chair of the Trustees, the President or the Clerk or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. The Trustees may remove any officer elected or appointed by them with or without cause. Except to the extent expressly provided in a written agreement with the Trust, no Trustee or officer resigning and no officer removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal.

ARTICLE 4
Committees

      4.1 Quorum Voting. Except as provided below or as otherwise specifically provided in the votes or charter constituting a Committee of the Trustees and providing for the conduct of its meetings, a majority of the members of any Committee of the Trustees shall constitute a quorum for the transaction of business (which quorum once validly established cannot be broken by Trustees withdrawing from the meeting), and any action of such a Committee may be taken by a vote of a majority of the members of such Committee (a) present at a meeting of such Committee (a quorum being present), including any meeting held by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can hear each other at the same time (participation by such means shall constitute presence in person at a meeting), or (b) evidenced by one or more written consents, including written consents submitted by mail, courier, email, facsimile or other electronic means. Copies of such written consents shall be filed with the minutes of the proceedings of such Committee. Such consents shall be treated for all purposes as a vote taken at a meeting of such Committee. If in accordance with the provisions of the Declaration of Trust and these Bylaws any action is taken by written consents of less than all of the Committees members, then prompt notice of any such action shall be furnished to each member who did not execute such written consent, provided that the effectiveness of such action shall not be impaired by any delay or failure to furnish such notice. In the absence of any member of any such Committee, the members thereof present at any properly called meeting, whether or not they constitute a quorum, may appoint a member of the Trustees to act at that meeting only in the place of any absent member.

	Except as specifically provided in the votes constituting a Committee of the Trustees and providing for the conduct of its meetings, Section 2.3 of these Bylaws relating to special meetings shall govern the notice requirements for Committee meetings.

	4.2 Authority of Trustees. The Trustees have the power to rescind any action of any Committee, but no such rescission shall have retroactive effect unless determined so by the Trustees.

ARTICLE 5
Reports

      5.1 General. The Trustees and officers shall render reports at the time and in the manner required by the Declaration of Trust or any applicable law. Officers and Committees shall render such additional reports as they may deem desirable or as may from time to time be required by the Trustees.

ARTICLE 6
Fiscal Year

      6.1 General. Except as from time to time otherwise provided by the Trustees, the initial fiscal year of the Trust shall end on such date as is determined in advance or in arrears by the Treasurer, and subsequent fiscal years shall end on such date in subsequent years.

ARTICLE 7
Seal

      7.1 General. The seal of the Trust, if any, shall consist of a flatfaced die with the word Massachusetts, together with the name of the Trust and the year of its organization cut or engraved thereon but, unless otherwise required by the Trustees, the seal need not be placed on, and its absence shall not impair the validity of, any document, instrument or other paper executed and delivered by or on behalf of the Trust.

ARTICLE 8
Execution of Papers

      8.1 General. Except as the Trustees may generally or in particular cases authorize the execution thereof in some other manner, all deeds, leases, contracts, notes and other obligations made, accepted or endorsed by the Trust shall be signed by the President, a Vice President or the Treasurer, and need not bear the seal of the Trust.

ARTICLE 9
Issuance of Shares and Share Certificates

      9.1 Sale of Shares. Except as otherwise determined by the Trustees, the Trust will issue and sell for cash or securities from time to time full and fractional Shares, such Shares to be issued and sold at a price of not less than the par value per share, if any, and not less than the net asset value per share as from time to time determined in accordance with procedures adopted by the Trustees and, in the case of fractional Shares, at a proportionate reduction in such price. In the case of Shares sold for securities, such securities shall be valued in accordance with procedures approved by the Trustees for determining the value of the assets of the Trust. The officers of the Trust are severally authorized to take all such actions as may be necessary or desirable to carry out this Section 9.1.

      9.2 Share Certificates. In lieu of issuing certificates for Shares, the Trustees or the transfer agent may either issue receipts therefor or may keep accounts upon the books of the Trust for the record holders of such Shares, who shall in either case be deemed, for all purposes hereunder, to be the holders of certificates for such Shares as if they had accepted such certificates and shall be held to have expressly assented and agreed to the terms hereof.

      The Trustees may at any time authorize the issuance of Share certificates. In that event, each Shareholder shall be entitled to a certificate stating the number of Shares owned by him or her, in such form as shall be prescribed from time to time by the Trustees. Such certificate shall be signed by the President or a Vice President and by the Treasurer or an Assistant Treasurer. Such signatures may be facsimile if the certificate is signed by a transfer agent or by a registrar. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall cease to be such officer before such certificate is issued, it may be issued by the Trust with the same effect as if he or she were such officer at the time of its issue.

      9.3 Loss of Certificates. The transfer agent of the Trust, with the approval of any two officers of the Trust, is authorized to issue and countersign replacement certificates for the Shares of the Trust which have been lost, stolen or destroyed upon (i) receipt of an affidavit or affidavits of loss or nonreceipt and of an indemnity agreement executed by the registered holder or his or her legal representative and supported by an open penalty surety bond, said agreement and said bond in all cases to be in form and content satisfactory to and approved by the President or the Treasurer, or (ii) receipt of such other documents as may be approved by the Trustees.

      9.4 Issuance of New Certificate to Pledgee. A pledgee of Shares transferred as collateral security shall be entitled to a new certificate if the instrument of transfer substantially describes the debt or duty that is intended to be secured thereby. Such new certificate shall express on its face that it is held as collateral security, and the name of the pledgor shall be stated thereon, who alone shall be liable as a Shareholder and entitled to vote thereon.

      9.5 Discontinuance of Issuance of Certificates. The Trustees may at any time discontinue the issuance of Share certificates and may, by written notice to each Shareholder whom the Trust believes to hold a Share certificate, require the surrender of Share certificates to the Trust for cancellation. Such surrender and cancellation shall not affect the ownership of Shares in the Trust.

ARTICLE 10
Shareholders

      10.1 Annual Meeting. The annual meeting of the Shareholders of the Trust shall be held on the last Friday in April in each year or on such other day as may be fixed by the Trustees. The meeting shall be held at such time as the Trustees may fix in the notice of the meeting or otherwise. Purposes for which an annual meeting is to be held, additional to those prescribed by law or these Bylaws, may be specified by the Trustees. Any previously scheduled annual meeting of Shareholders may be postponed or cancelled by the Trustees upon public notice given prior to the time previously scheduled for such meeting, in accordance with these Bylaws.

      10.2 Adjournment. Any meeting of Shareholders may, by action of the chair of the meeting, be adjourned from time to time without notice other than announcement at the meeting at which the adjournment is taken with respect to one or more matters to be considered at such meeting to a designated date which may be more than 120 days after the date initially set for the meeting, time and place, whether or not a quorum is present with respect to such matter. Upon motion of the chair of the meeting, the question of adjournment may be (but is not required by these Bylaws to be) submitted to a vote of the Shareholders, and in that case, any adjournment with respect to one or more matters must be approved by the vote of holders of a majority of the Shares present and entitled to vote with respect to the matter or matters adjourned and, if approved, such adjournment shall take place without further notice other than announcement at the meeting at which the adjournment is taken. Unless a proxy is otherwise limited in this regard, any Shares present and entitled to vote at a meeting, including any Shares that are represented by broker nonvotes, may, at the discretion of the proxies named therein, be voted in favor of such an adjournment. Any proposal for which sufficient favorable votes have been received may (but need not) be acted upon and considered final and effective regardless of whether the meeting is adjourned to permit additional solicitation with respect to any other proposal that is properly before the meeting.

      10.3 Conduct of Meetings. Meetings of the Shareholders shall be presided over by the Chair of the Trustees, or, if the Chair is not present at the meeting, then by a Trustee or officer designated by the Chair or authorized by the Trustees, or if there is no such person present at the meeting, then by any officer of the Trust present at the meeting, and such person shall be deemed for all purposes the chair of the meeting. The chair of the meeting shall have the right and authority to prescribe such rules, regulations and procedures and to do all such acts as, in the judgment of such chair, are necessary, appropriate or convenient for the proper conduct of the meeting, including, without limitation, establishing an agenda or order of business for the meeting rules and procedures for maintaining order at the meeting and the safety of those present conditions on the recording of the meeting limitations on participation in such meeting to Shareholders of record of the Trust and their duly authorized and constituted proxies, and such other persons as the chair shall permit restrictions on entry to the meeting after the time fixed for the commencement thereof limitations on the time allotted to questions or comments by participants conditions for the removal of any Shareholder or any other person who refuses to comply with meeting procedures, rules or guidelines as set forth by the chair of the meeting and regulations for the opening and closing of the polls for balloting on matters which are to be voted on by ballot. With the exception of proposals submitted in accordance with, and otherwise meeting the requirements of, Rule 14a8 under the Securities Exchange Act of 1934, as amended, or any successor provisions, only matters proposed by the Trustees may be included in the Trusts proxy materials. At all meetings of Shareholders, unless voting is conducted by inspectors, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the chair of the meeting. The chair of the meeting shall determine, in the chairs sole discretion, whether to appoint an inspector for any meeting. Unless otherwise determined by the chair of the meeting, meetings shall not be required to be held in accordance with any rules of parliamentary procedure.

      10.4 Record Dates. For the purpose of determining the Shareholders of any class or series of Shares of the Trust who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to receive payment of any dividend or of any other distribution, the Trustees (or their designees) may from time to time fix a time, which shall be not more than 90 days before the date of any meeting of Shareholders or more than 60 days before the date of payment of any dividend or of any other distribution, as the record date for determining the Shareholders of such class or series having the right to notice of and to vote at such meeting and any adjournment thereof or the right to receive such dividend or distribution, and in such case only Shareholders of record on such record date shall have such right notwithstanding any transfer of Shares on the books of the Trust after the record date or without fixing such record date the Trustees may for any such purposes close the register or transfer books for all or part of such period.

      The Trustees may, but, unless otherwise required by law, are not required to, fix a new record date for a meeting of Shareholders, including any postponed or adjourned session of such meeting. If, after a postponement or adjournment, a new record date is fixed for the postponed or adjourned meeting, notice of the postponed or adjourned meeting shall be given to Shareholders of record entitled to vote at such meeting.

      10.5 Communications with Shareholders. Any notices, reports, statements or other communications with Shareholders of any kind required under the Declaration of Trust, these Bylaws or applicable law may be sent, delivered or made available in any reasonable manner as may be determined by the Trustees or officers if not otherwise prohibited by applicable law, including, without limitation, by mail, courier, email, facsimile or other electronic means or by posting on a website and such communications may be sent, delivered or otherwise made available to Shareholders in accordance with householding or other similar rules under which a single copy of such notice or report may be sent to Shareholders who reside at the same address. No communication need be given to any Shareholder who shall have failed to inform the Trust of the Shareholders current address and the Trustees may from time to time adopt, or may authorize the officers or agents of the Trust to adopt, procedures or policies with respect to communications to Shareholders that are returned to the Trust or its agents as undeliverable and similar matters. Any Shareholder may waive receipt of any notice or other communication.

      10.6 Proxies. The placing of a Shareholders name on a proxy pursuant to telephone or electronically transmitted instructions (including instructions submitted via the Internet) obtained pursuant to procedures reasonably designed to verify that such instructions have been authorized by such Shareholder shall constitute execution of such proxy by or on behalf of such Shareholder. Unless otherwise specifically limited by their terms, proxies shall entitle the Shareholder to vote at the relevant meeting of Shareholders and at any postponed or adjourned session of such meeting. Unless revoked, any proxy given in connection with a postponed or adjourned meeting for which a new record date is fixed shall continue to be valid so long as the Shareholder giving such proxy is a Shareholder of record on such new record date.

ARTICLE 11

      11.1 Inspection of Books. The Trustees shall from time to time determine whether and to what extent, at what times and places and under what conditions and regulations any of the accounts and books of the Trust shall be open to the inspection of the Shareholders, and no Shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or otherwise by the Trustees or by these Bylaws.



ARTICLE 12
Advance Notice Provisions

      12.1 Advance Notice of Shareholder Nominations of Trustees and Other Shareholder Proposals. Except as otherwise provided in
Article 15 of these Bylaws, the matters to be considered and brought before any meeting of Shareholders shall be limited to only such matters, including the nomination and election of Trustees, as shall be brought properly before such meeting in compliance with the procedures set forth in this Section 12.1. Only persons who are nominated in accordance with the following procedures, other than persons nominated by the Board of Trustees, shall be eligible for election as Trustees, and no proposal to fix the number of Trustees shall be considered at or brought before a meeting of Shareholders or otherwise transacted unless notice is provided in accordance with the following procedures.
      (a) Shareholder Nominations for Trustee and Other Shareholder Proposals for Meetings of Shareholders.
      (1)  For any matter to be properly brought before a
meeting of Shareholders, the matter must be (i)
specified in the notice of meeting given by or at the
direction of the Trustees pursuant to Article V,
Section 2 of the Declaration of Trust, (ii) brought
before the meeting by or at the direction of the
Trustees (or any duly authorized committee thereof) or
the Chair of the Trustees or (iii) brought before the
meeting by any Shareholder of the Trust who was a
Shareholder of record (1) at the time the notice
provided for in this Section 12.1 is delivered to the
Clerk of the Trust, (2) at the record date for the
meeting and (3) at the time of the meeting, who is
entitled to vote at the meeting on the nomination or
proposal for which the Shareholder has provided notice
prior to such meeting in accordance with this Article
12, and who complies with the notice procedures set
forth in subparagraph (2) of this paragraph (a) of this
Section 12.1 and the other requirements of this Article
12.  If the Shareholder ceases to be a holder of record
of Shares, or if the beneficial owner ceases to be the
beneficial owner of Shares to the extent the record
owner and beneficial owner are not the same person,
entitled to vote at such meeting on the nomination or
proposal for which the Shareholder has provided notice
prior to such meeting in accordance with this Article
12, the Shareholders proposal shall automatically be
withdrawn from consideration at the meeting.
      (2)  For such matter to be properly brought before
a meeting by a Shareholder pursuant to clause (iii) of subparagraph (1) of paragraph (a) of this Section 12.1, the Shareholder must have given timely notice thereof
in writing to the Clerk of the Trust in accordance with
paragraph (b) of this Section 12.1.  The Shareholders
notice shall contain, at a minimum, the required
information set forth in paragraph (c) of this Section
12.1.
      (b)  Timely Notice.
      (1)  Annual Meeting.  To be timely, a Shareholders
notice required by subparagraph (2) of paragraph (a) of
this Section 12.1 in respect of an annual meeting or a
special meeting in lieu of an annual meeting (each, an
Annual Meeting) shall be delivered to the Clerk at the
principal executive offices of the Trust not less than
sixty (60) nor more than ninety (90) days prior to the anniversary date of the immediately preceding Annual
Meeting provided, however, if and only if the Annual
Meeting is not scheduled to be held on a date that is
within thirty (30) days before or after such
anniversary date, notice by the Shareholder in order to
be timely must be so received no later than the close
of business on the tenth (10th) day following the
earlier of the date on which notice of the date of the
annual meeting was first mailed to Shareholders and the
date on which the date of the Annual Meeting was
publicly announced or disclosed.
      (2)  Special Meeting (Other than Special Meeting in
Lieu of Annual Meeting).  To be timely, a Shareholders
notice required by subparagraph (2) of paragraph (a) of
this Section 12.1 in respect of a special meeting shall
be delivered to the Clerk at the principal executive
offices of the Trust not later than the close of
business on the tenth (10th) day following the earlier
of the date on which notice of the date of the special
meeting was first mailed to Shareholders and the date
on which the date of the special meeting was publicly
announced or disclosed.
      (3)  General.  In no event shall one or more
adjournments or postponements (or public announcements
thereof) of a meeting of Shareholders commence a new
time period (or extend any time period) for the giving
of a Shareholders notice as described in this paragraph
(b) of this Section 12.1.
      (4)  Publicly Announced or Disclosed.  For purposes
of this Section 12.1, a matter shall be deemed to have
been publicly announced or disclosed if such matter is
disclosed in a press release reported by the Dow Jones
News Service, Associated Press or comparable national
news service, in a document publicly filed by the Trust
with the Securities Exchange Commission, or on a
website accessible to the public maintained by the
Trust or its investment adviser or an affiliate of such investment adviser with respect to the Trust.
      (c)  Content of Shareholders Notice.
      (1)  Shareholder Nominations and Proposals to Fix
the Number of Trustees.  Any Shareholder desiring to
nominate any person or persons (as the case may be) for
election as a Trustee or Trustees of the Trust shall
set forth in the Shareholders notice required by this
Section 12.1 as to each person, if any, whom the
Shareholder proposes to nominate for election or
reelection as a Trustee (i) the persons name, age, date
of birth, business address, residence address and
nationality (ii) any other information regarding the
person required by each of paragraphs (a), (d), (e) and
(f) of Item 401 of Regulation SK and paragraph (b) of
Item 22 of Rule 14a101 (Schedule 14A) under the
Exchange Act (iii) any other information regarding the
person that would be required to be disclosed in a
proxy statement or other filings required to be made in connection with solicitation of proxies for election of
Trustees or directors pursuant to Section 14 of the
Exchange Act and the rules and regulations promulgated
thereunder (iv) whether the Shareholder believes the
person is or will be an interested person of the Trust
(as defined in the 1940 Act) and, if not an interested
person, information regarding the person that will be
sufficient for the Trust to make such determination (v)
the written consent of the person to being named as a
nominee and to serve as a Trustee if elected and (vi)
the class or series and number of all Shares owned
beneficially and of record by the person.  Any
Shareholders notice required by this Section 12.1 in
respect of a proposal to fix the number of Trustees
shall also set forth a description and the text of the
proposal, which description and text shall state a
fixed number of Trustees that otherwise complies with
the Bylaws and the Declaration of Trust, and shall be
accompanied by a written statement as to why the
Shareholder believes that the proposal to fix the
number of Trustees at the specified number is in the
best interests of Shareholders.
      (2)  Other Proposals.  Any Shareholder desiring to
propose any matter at a Shareholders meeting, other
than the nomination of one or more persons for the
election of Trustee or Trustees or a proposal to fix
the number of Trustees (which shall be subject to the
provisions of subparagraph (1) of paragraph (c) of this
Section 12.1) shall set forth in the Shareholders
notice required by this Section 12.1 (i) the exact text
of the proposal to be presented (ii) a brief written
statement of the reasons why such Shareholder favors
the proposal and (iii) a brief written statement why
the proposal is in the best interests of Shareholders.
      (3)  General Requirements.  Without limiting the
foregoing, any Shareholder who gives a Shareholders
notice of any matter proposed to be brought before a
Shareholder meeting (whether or not involving nominees
for Trustees) as required by this Section 12.1 shall
set forth in such Shareholders notice, (i) the name and
address of the Shareholder, as it appears on the Trusts
books (ii) the class or series and number of all Shares
owned beneficially and of record by the Shareholder (or
by each of the record owner and beneficial owner if not
the same person, identifying the name and address of
each) (iii) any material interest of such Shareholder
in the matter proposed (other than as a Shareholder)
(iv) if the proposal involves nominee(s) for Trustees,
a description of all arrangements or understandings
between the Shareholder and each proposed nominee and
any other person or persons (including their names)
pursuant to which the nomination(s) are to be made by
the Shareholder (v) a representation that the
Shareholder intends to appear in person or by proxy at
the meeting to act on the matter(s) proposed (vi) any
other information relating to the Shareholder that
would be required to be disclosed in a proxy statement
or other filings required to be made in connection with solicitation of proxies with respect to the matter(s)
proposed pursuant to Section 14 of the Exchange Act and
the rules and regulations promulgated thereunder (vii)
to the extent known by the Shareholder giving notice,
the name and address of any other Shareholder
supporting the proposed nominee or other proposal and
(viii) in the case of a beneficial owner, evidence
establishing such beneficial owners indirect ownership
of, and entitlement to vote, Shares at the meeting of Shareholders. As used in this Section 12.1, Shares beneficially owned shall mean all Shares which such
person is deemed to beneficially own pursuant to Rules
13d3 and 13d5 under the Exchange Act.  The Shareholder
shall also provide such other information as the Board
of Trustees may reasonably request in order to assess
whether the matter is a proper matter for Shareholder consideration and determine a position with respect to such proposal.
      (4)  Beneficial Owner.   If the record owner and
the beneficial owner of the Shares are not the same person, the Shareholder shall also provide the information called for by clauses (iii), (iv), (v),
(vi) and (vii) of subparagraph (3) of paragraph (c) of this Section 12.1 in respect of the beneficial owner of such Shares.
      (d) Attendance at Meeting. Notwithstanding the foregoing provisions of this Article 12, unless otherwise required by the Declaration or Trust or applicable law, if the Shareholder who has provided the notice prescribed in paragraph (b) of this Section 12.1 does not appear at the meeting to present in person the nominations or other proposals that were the subject of such notice, any such nomination or nominations shall not be acted on and any proposal or proposals shall not be transacted.
      (e)  Authority to Determine Compliance with Procedures.
The person presiding at any meeting of Shareholders, in addition to making any other determinations that may be appropriate to the conduct of the meeting, shall have the power and duty to (i) determine whether a nomination or proposal was made in compliance with the procedures set forth in this Article 12 and elsewhere in the Bylaws and in the Declaration of Trust and (ii) if any nomination or proposal is not so in compliance to declare that such nomination or proposal shall be disregarded.
ARTICLE 13
Amendments to the Bylaws

      13.1 General. These Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office. These Bylaws may not be amended by Shareholders.

ARTICLE 14
Claims

      14.1 Shareholder Claims. As used herein, a direct Shareholder claim shall refer to (i) a claim based upon alleged violations of a Shareholders individual rights independent of any harm to the Trust, including a Shareholders voting rights under
Article 10, rights to receive a dividend payment as may be declared from time to time, rights to inspect books and records, or other similar rights personal to the Shareholder and independent of any harm to the Trust and (ii) a claim for which a direct shareholder action is expressly provided under the U.S. federal securities laws. Any claim asserted by a Shareholder that is not a direct Shareholder claim, including without limitation any claims purporting to be brought on behalf of the Trust or involving any alleged harm to the Trust, shall be considered a derivative claim as used herein.

ARTICLE 15
Control Share Acquisitions

      15.1 Certain Definitions. As used in this Article 15, the following terms have the meanings specified below

      (a) Associate means, with respect to any Person, any person who directly or indirectly controls or is controlled by, or is under common control with, such Person, control, as used in this definition meaning the possession, direct or indirect, of the power to direct or cause the direction of the management or policies of a Person, whether through the ownership of voting securities, by contract or otherwise any corporation or organization of which such Person is an officer, director or partner or in which such Person performs a similar function any direct or indirect
Beneficial Owner of ten percent (10%) or more of any class of equity securities of such Person any trust or estate in which such Person has a beneficial interest not represented by transferable shares or as to which such Person serves as trustee or in a similar fiduciary capacity any relative or spouse of such Person, or any relative of such spouse, any one of whom has the same residence as such Person or who is a Trustee or officer of the Trust or any of its affiliates any person who is acting or intends to act jointly or in concert with such Person in a Control Share Acquisition and any affiliated person of such Person, as such term is defined in Section 2(a)(3) of the 1940 Act.

      (b) Beneficial Ownership or Beneficially Owned means the sole or shared power to dispose or direct the disposition of Shares or the sole or shared power to vote or to direct the voting of Shares, whether such power is direct or indirect or through any contract, arrangement, understanding, relationship or otherwise. A Person shall not be deemed to be a Beneficial Owner of Shares as to which such Person may exercise voting power solely by virtue of a revocable proxy conferring the right to vote. A member of a national securities exchange shall not be deemed to be a Beneficial Owner of Shares held directly or indirectly by it on behalf of another Person solely because such member is the record holder of such securities and, pursuant to the rules of such exchange, may direct the vote of such Shares, without instruction, on other than contested matters or matters that may affect substantially the rights or privileges of the holders of the Shares to be voted but is otherwise precluded by the rules of such exchange from voting without instructions.

      (c)(1) Control Share Acquisition means the acquisition by any Person of Beneficial Ownership of Shares which, but for the provisions of this Article 15, would have voting rights and which, when added to all other Shares Beneficially Owned by such Person (including Shares otherwise included in the categories enumerated in Section 15.1(c)(2)(i) through (vi) below), would entitle such Person, upon acquisition of such Shares, to vote or direct the voting of Shares having voting power in the election of Trustees within any of the following ranges of such voting power
      (i) Onetenth or more, but less than onefifth of all voting power
      (ii) Onefifth or more, but less than onethird of all voting power
      (ii) Onethird or more, but less than a majority of all voting power or
      (iv) A majority or more of all voting power.
      Subject to Section 15.1(c)(2) below, with respect to any Control Share Acquisition by a Person, the following Shares shall be deemed to have been acquired in the same Control Share Acquisition for purposes of this Article 15
(a) all Shares the Beneficial Ownership of which is acquired by such Person within ninety (90) days before the date on which such Person makes an acquisition of Beneficial Ownership of Shares that results in such Control Share Acquisition and all Shares the Beneficial Ownership of which was acquired by such Person pursuant to a plan to make a Control Share Acquisition and (b) all Shares the Beneficial Ownership of which is acquired by such Person within the range of voting power (specified in this Section 15.1(c)(1)) to which the Control Share Acquisition is subject at any time after the date on which such Person makes an acquisition of Beneficial Ownership of Shares that results in such Control Share Acquisition but prior to the authorization by Shareholders of such Persons voting rights with respect to such Control Share Acquisition in accordance with Section 15.4 of this Article 15.

      (2) A Control Share Acquisition shall not include the acquisition of Beneficial Ownership of Shares acquired
(i) before September 18, 2020, provided, for the
avoidance of doubt, that Shares acquired before
September 18, 2020 shall, pursuant to Section
15.1(c)(1) above, be added to Shares the Beneficial Ownership of which is acquired after September 18, 2020 for purposes of determining whether a Control Share Acquisition has taken place or will take place following September 18, 2020
(ii) pursuant to a contract to acquire Shares existing
before September 18, 2020
(iii) by will or pursuant to the laws of descent and
distribution
(iv) pursuant to the satisfaction of a pledge or other security interest created in good faith and not for the purpose of circumventing the provisions of this Article
15
(v) pursuant to a tender offer, merger or consolidation, but only if such tender offer, merger or consolidation is pursuant to an agreement to which the Trust is a party and has been approved by such proportion of the Board of Trustees and/or Shareholders of the Trust as is required pursuant to the Declaration of Trust or Bylaws or
(vi) through any other transaction that is declared to be exempt from the provisions of this Article 15 by vote of a majority of the Board of Trustees, whether such vote is taken before, at the time of or after such transaction.
      (3) The acquisition of Beneficial Ownership of Shares does not constitute a Control Share Acquisition if the acquisition is made by a Person whose voting rights with respect to Shares were previously authorized by the Shareholders of the Trust in compliance with this Article 15, unless such acquisition, when added to all other Shares Beneficially Owned by the Person making such acquisition would entitle such acquiring Person to vote or direct the voting of Shares having voting power in the election of Trustees in excess of the range of voting power within which all Shares Beneficially Owned by such Person whose voting rights were previously so authorized had voting power immediately following such authorization.

      (d) Control Share Acquisition Statement means a statement satisfying the requirements of Section 15.2 below.

      (e) Interested Shares means Shares that are
Beneficially Owned by
(i) any Person who has acquired or proposes to acquire
Beneficial Ownership of Shares in a Control Share
Acquisition
(ii) any officer of the Trust or
(iii) any employee of the Trust or the Trusts investment adviser who is also a Trustee of the Trust.
      For the avoidance of doubt, any Person whose voting rights in connection with a Control Share Acquisition are subject to a Shareholder vote at a meeting of Shareholders pursuant to Section 15.3 shall be deemed to hold Interested
Shares with respect to any Shareholder vote at such meeting on voting rights in connection with a Control Share
Acquisition by any other Person.

      (f) Person means any individual, corporation, partnership, unincorporated association or other entity, and includes any Associate of such Person.

      15.2 Delivery of Control Share Acquisition Statement. Any Person who has made a Control Share Acquisition or has made a bona fide written offer to make a Control Share Acquisition may deliver a Control Share Acquisition Statement to the Clerk of the Trust at the principal executive offices of the Trust personally or by certified mail. The Control Share Acquisition Statement shall set forth all of the following
(i) the identity/identities of such Person who intends/intend to acquire or has/have acquired
Beneficial Ownership of Shares
(ii) a statement that such Control Share Acquisition
Statement is being made and delivered pursuant to the provisions of this Article 15
(iii) the number and class or series of Shares
Beneficially Owned by such Person prior to the Control
Share Acquisition
(iv) the number and class or series of Shares acquired or proposed to be acquired by such Person pursuant to the Control Share Acquisition and the range of voting power to which the Control Share Acquisition is or, if consummated, would be subject pursuant to the provisions of Section 15.1(c)(1) above
(v) a description of the terms and conditions of the proposed or completed Control Share Acquisition, including but not limited to the prices paid by such Person in the Control Share Acquisition and the dates upon which the Shares were acquired or are planned to be acquired and
(vi) if the Control Share Acquisition has not been completed, representations by such Person that such Control Share Acquisition, if consummated, will not be contrary to law, and that such Person has the financial capacity to consummate the proposed Control Share
Acquisition, together with a statement in reasonable detail of the material facts upon which such representation is based.
      15.3 Meeting of Shareholders. (a) If the Person delivering a Control Share Acquisition Statement so demands in writing contemporaneously with the delivery of such Control Share Acquisition Statement, consideration of the voting rights to be authorized for the Shares acquired or proposed to be acquired in the Control Share Acquisition shall be presented at the next meeting of the Trusts Shareholders notice of which has not been given prior to the receipt by the Trust of the Control Share Acquisition Statement, whether such meeting is an annual meeting, special meeting in lieu of an annual meeting or special meeting (and provided that the Board of Trustees shall have no obligation to call such a meeting for the sole purpose of considering the voting rights in connection with a Control Share Acquisition). A demand delivered pursuant to the preceding sentence shall not be considered a notice of Shareholder proposal for purposes of
Article 12, Section 12.1 of these Bylaws and shall not be subject to the associated informational requirements or deadlines. Such demand shall not be effective unless accompanied by an undertaking by the Person making such demand to pay, if requested by the Trust, the reasonable expenses incurred by the Trust arising from or relating to the consideration of the voting rights of such Person at a Shareholder meeting, but not including the expenses of the Trust incurred in opposing a vote to authorize voting rights for the Shares acquired or proposed to be acquired in the Control Share Acquisition. The Trust shall have no obligation to, but may, include the consideration of voting rights for the Shares acquired or proposed to be acquired in a Control Share Acquisition in its own proxy statement for any Shareholder meeting. The Trustees may require the acquiring
Person to give bond, with sufficient surety, or may require such Person to deposit cash in escrow to reasonably assure the Trust that this undertaking will be satisfied. For the avoidance of doubt, a demand delivered pursuant to this Section shall be limited to the consideration of the voting rights to be authorized for only those Shares acquired within the range of voting power to which the Control Share Acquisition is subject pursuant to the provisions of Section 15.1(c)(1) above, and any Shares acquired in excess of such range shall constitute a separate Control Share Acquisition with respect to the next range of voting power and, therefore, shall be treated separately for purposes of applying the provisions of this Article 15.

      (b) The notice to the Shareholders of the Trust of any annual meeting, special meeting in lieu of an annual meeting or special meeting at which the voting rights to be accorded Shares acquired or proposed to be acquired in a Control Share Acquisition are to be considered shall be directed to all Shareholders of record of the Trust entitled to vote on such matter as of the record date set for such meeting. Such notice may include or be accompanied by a copy of the Control Share Acquisition Statement received by the Trust pursuant to this
Article 15, and such other information as the Trust deems appropriate.

      (c) A Person whose voting rights with respect to Shares acquired in a Control Share Acquisition are considered at a meeting of Shareholders of the Trust with respect to one of the four ownership thresholds specified in Section 15.1(c)(1) above and not approved may not demand Shareholder consideration of its voting rights in connection with a Control Share Acquisition with respect to the same ownership threshold at any subsequent Shareholder meeting held within two calendar years of the initial meeting at which such Persons voting rights were considered with respect to such threshold, and, for the avoidance of doubt, such Person shall not have voting rights with respect to such Shares except to the extent approved at a future meeting held after the expiration of such twoyear period and, after the expiration of such twoyear period, such Person may deliver a Control Share Acquisition Statement (in accordance with Section 15.2 above) with respect to such Shares (and/or any other Shares acquired in a Control Share Acquisition with respect to the same ownership threshold) and may demand Shareholder consideration of the voting rights to be authorized for such Shares (in accordance with Section 15.3(a) above).

      15.4 Authorization of Voting Rights. The Person who has acquired Beneficial Ownership of Shares in a Control Share Acquisition shall have the same voting rights with respect to those Shares as the Beneficial Owners of all other Shares of the same class or series of the Trust only to the extent authorized by vote of Shareholders of the Trust at an annual meeting, special meeting in lieu of an annual meeting or special meeting at which such authorization is considered pursuant to Section 15.3(a) above. At any such meeting, such authorization shall be considered prior to any other matter that is subject to a Shareholder vote, and such authorization shall require the affirmative vote of the holders of a majority of the Shares entitled to vote generally in the election of Trustees, excluding Interested Shares. For the avoidance of doubt, Interested Shares shall be treated in the same manner in connection with such authorization as Shares acquired in a Control Share Acquisition for which no authorization is approved by Shareholders, as provided in the following sentence. If no such vote is adopted,
(a) the Beneficial Owner of such Shares acquired in a Control Share Acquisition shall not have power to vote such Shares on any matters listed in Article V, Section 1 of the Declaration of Trust, such Shares held by such Beneficial Owner shall not be entitled to the voting power set forth in Article V, Section 1 of the Declaration of Trust and the Beneficial Owner of such Shares shall not otherwise have voting rights with respect to such Shares with respect to any matter pursuant to these Bylaws or the Declaration of Trust, and (b) such Shares shall not be considered entitled to vote for purposes of determining quorum pursuant to
Article V, Section 3 of the Declaration of Trust and shall not be considered present and entitled to vote with respect to any adjournment within the meaning of Article 10, Section 10.2 of these Bylaws. Such Shares shall have power to vote (including the voting power prescribed in the Declaration of Trust), be entitled to vote and be present and entitled to vote upon transfer of Beneficial Ownership of such Shares to another Person unless such transfer constitutes a Control Share Acquisition by the acquirer, in which event the ability of the acquirer to vote such Shares shall be subject to the provisions of this Article 15.

      15.5  Persons Required to Provide Information
Interpretation. (a) Each Person who owns Shares either beneficially or of record shall provide to the Trust such information as the Trust may request as is necessary for the Trust to apply the provisions in this Article 15.

      (b) Upon approval by a majority of the Board of Trustees, the Board of Trustees may adopt policies, procedures or resolutions to supply any omission, cure any ambiguity or correct or supplement any defective or inconsistent provisions contained in this Article 15. Any interpretation of any term or provision contained in this Article 15 made by the Trustees in good faith shall be conclusive and binding upon all Shareholders of the Trust.




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